Loans - Contractual maturity distribution (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financial assets
Loans	$ 693,059	$ 714,770	$ 709,690	$ 684,919	$ 661,926
Gross amount
Financial assets
Loans	698,661	718,378	712,504	687,785	665,256
Gross amount | Australia
Financial assets
Loans	605,598
Gross amount | New Zealand
Financial assets
Loans	82,350	78,725	74,342	71,806	72,495
Gross amount | Other overseas
Financial assets
Loans	10,713	16,845	16,077	14,333	13,517
Gross amount | Within 1 Year
Financial assets
Loans	92,362
Gross amount | Within 1 Year | Australia
Financial assets
Loans	68,656
Gross amount | Within 1 Year | New Zealand
Financial assets
Loans	20,555
Gross amount | Within 1 Year | Other overseas
Financial assets
Loans	3,151
Gross amount | Over 1 Year to 5 Years
Financial assets
Loans	114,558
Gross amount | Over 1 Year to 5 Years | Australia
Financial assets
Loans	96,177
Gross amount | Over 1 Year to 5 Years | New Zealand
Financial assets
Loans	11,481
Gross amount | Over 1 Year to 5 Years | Other overseas
Financial assets
Loans	6,900
Gross amount | Over 5 Years
Financial assets
Loans	491,741
Gross amount | Over 5 Years | Australia
Financial assets
Loans	440,765
Gross amount | Over 5 Years | New Zealand
Financial assets
Loans	50,314
Gross amount | Over 5 Years | Other overseas
Financial assets
Loans	662
Gross amount | Accommodation, cafes and restaurants | Australia
Financial assets
Loans	7,933
Gross amount | Accommodation, cafes and restaurants | New Zealand
Financial assets
Loans	388	355	323	290	256
Gross amount | Accommodation, cafes and restaurants | Other overseas
Financial assets
Loans	118	109	112	97	118
Gross amount | Accommodation, cafes and restaurants | Within 1 Year | Australia
Financial assets
Loans	3,253
Gross amount | Accommodation, cafes and restaurants | Over 1 Year to 5 Years | Australia
Financial assets
Loans	4,303
Gross amount | Accommodation, cafes and restaurants | Over 5 Years | Australia
Financial assets
Loans	377
Gross amount | Agriculture, forestry and fishing | Australia
Financial assets
Loans	10,116
Gross amount | Agriculture, forestry and fishing | New Zealand
Financial assets
Loans	9,101	8,553	8,138	7,772	7,788
Gross amount | Agriculture, forestry and fishing | Other overseas
Financial assets
Loans	124	150	19	5	12
Gross amount | Agriculture, forestry and fishing | Within 1 Year | Australia
Financial assets
Loans	3,115
Gross amount | Agriculture, forestry and fishing | Over 1 Year to 5 Years | Australia
Financial assets
Loans	6,417
Gross amount | Agriculture, forestry and fishing | Over 5 Years | Australia
Financial assets
Loans	584
Gross amount | Construction | Australia
Financial assets
Loans	6,711
Gross amount | Construction | New Zealand
Financial assets
Loans	509	493	502	447	396
Gross amount | Construction | Other overseas
Financial assets
Loans	51	55	71	55	147
Gross amount | Construction | Within 1 Year | Australia
Financial assets
Loans	1,604
Gross amount | Construction | Over 1 Year to 5 Years | Australia
Financial assets
Loans	4,241
Gross amount | Construction | Over 5 Years | Australia
Financial assets
Loans	866
Gross amount | Finance and insurance | Australia
Financial assets
Loans	13,348
Gross amount | Finance and insurance | New Zealand
Financial assets
Loans	3,427	3,009	2,903	2,478	2,682
Gross amount | Finance and insurance | Other overseas
Financial assets
Loans	2,298	4,628	4,774	4,289	2,767
Gross amount | Finance and insurance | Within 1 Year | Australia
Financial assets
Loans	6,066
Gross amount | Finance and insurance | Over 1 Year to 5 Years | Australia
Financial assets
Loans	4,761
Gross amount | Finance and insurance | Over 5 Years | Australia
Financial assets
Loans	2,521
Gross amount | Government, administration and defence | Australia
Financial assets
Loans	730
Gross amount | Government, administration and defence | New Zealand
Financial assets
Loans	94	85	114	137	163
Gross amount | Government, administration and defence | Other overseas
Financial assets
Loans	20	2	25	4	4
Gross amount | Government, administration and defence | Within 1 Year | Australia
Financial assets
Loans	300
Gross amount | Government, administration and defence | Over 1 Year to 5 Years | Australia
Financial assets
Loans	154
Gross amount | Government, administration and defence | Over 5 Years | Australia
Financial assets
Loans	276
Gross amount | Manufacturing | Australia
Financial assets
Loans	8,493
Gross amount | Manufacturing | New Zealand
Financial assets
Loans	1,689	1,913	2,199	2,090	2,324
Gross amount | Manufacturing | Other overseas
Financial assets
Loans	1,877	3,784	3,257	2,982	2,619
Gross amount | Manufacturing | Within 1 Year | Australia
Financial assets
Loans	3,465
Gross amount | Manufacturing | Over 1 Year to 5 Years | Australia
Financial assets
Loans	4,589
Gross amount | Manufacturing | Over 5 Years | Australia
Financial assets
Loans	439
Gross amount | Mining | Australia
Financial assets
Loans	2,975
Gross amount | Mining | New Zealand
Financial assets
Loans	203	278	206	141	280
Gross amount | Mining | Other overseas
Financial assets
Loans	336	468	322	349	535
Gross amount | Mining | Within 1 Year | Australia
Financial assets
Loans	458
Gross amount | Mining | Over 1 Year to 5 Years | Australia
Financial assets
Loans	1,903
Gross amount | Mining | Over 5 Years | Australia
Financial assets
Loans	614
Gross amount | Property | Australia
Financial assets
Loans	44,468
Gross amount | Property | New Zealand
Financial assets
Loans	6,667	6,412	5,997	5,858	5,925
Gross amount | Property | Other overseas
Financial assets
Loans	416	492	467	491	479
Gross amount | Property | Within 1 Year | Australia
Financial assets
Loans	18,027
Gross amount | Property | Over 1 Year to 5 Years | Australia
Financial assets
Loans	25,088
Gross amount | Property | Over 5 Years | Australia
Financial assets
Loans	1,353
Gross amount | Property services and business services | Australia
Financial assets
Loans	12,562
Gross amount | Property services and business services | New Zealand
Financial assets
Loans	951	1,182	1,073	1,113	1,084
Gross amount | Property services and business services | Other overseas
Financial assets
Loans	1,545	1,610	1,684	540	526
Gross amount | Property services and business services | Within 1 Year | Australia
Financial assets
Loans	2,991
Gross amount | Property services and business services | Over 1 Year to 5 Years | Australia
Financial assets
Loans	8,055
Gross amount | Property services and business services | Over 5 Years | Australia
Financial assets
Loans	1,516
Gross amount | Services | Australia
Financial assets
Loans	11,675
Gross amount | Services | New Zealand
Financial assets
Loans	2,119	1,973	1,733	1,810	1,396
Gross amount | Services | Other overseas
Financial assets
Loans	218	243	205	205	99
Gross amount | Services | Within 1 Year | Australia
Financial assets
Loans	3,793
Gross amount | Services | Over 1 Year to 5 Years | Australia
Financial assets
Loans	6,252
Gross amount | Services | Over 5 Years | Australia
Financial assets
Loans	1,630
Gross amount | Trade | Australia
Financial assets
Loans	13,268
Gross amount | Trade | New Zealand
Financial assets
Loans	1,949	2,344	2,509	2,163	2,333
Gross amount | Trade | Other overseas
Financial assets
Loans	1,553	2,293	2,312	2,680	3,463
Gross amount | Trade | Within 1 Year | Australia
Financial assets
Loans	5,892
Gross amount | Trade | Over 1 Year to 5 Years | Australia
Financial assets
Loans	6,236
Gross amount | Trade | Over 5 Years | Australia
Financial assets
Loans	1,140
Gross amount | Transport and storage | Australia
Financial assets
Loans	8,218
Gross amount | Transport and storage | New Zealand
Financial assets
Loans	1,176	1,131	1,029	1,080	1,257
Gross amount | Transport and storage | Other overseas
Financial assets
Loans	732	997	1,232	1,389	1,186
Gross amount | Transport and storage | Within 1 Year | Australia
Financial assets
Loans	1,593
Gross amount | Transport and storage | Over 1 Year to 5 Years | Australia
Financial assets
Loans	5,977
Gross amount | Transport and storage | Over 5 Years | Australia
Financial assets
Loans	648
Gross amount | Utilities | Australia
Financial assets
Loans	4,962
Gross amount | Utilities | New Zealand
Financial assets
Loans	1,303	1,429	1,003	1,237	1,600
Gross amount | Utilities | Other overseas
Financial assets
Loans	950	1,086	736	514	442
Gross amount | Utilities | Within 1 Year | Australia
Financial assets
Loans	860
Gross amount | Utilities | Over 1 Year to 5 Years | Australia
Financial assets
Loans	3,847
Gross amount | Utilities | Over 5 Years | Australia
Financial assets
Loans	255
Gross amount | Retail lending | Australia
Financial assets
Loans	454,433
Gross amount | Retail lending | New Zealand
Financial assets
Loans	52,584	49,473	46,613	45,190	45,011
Gross amount | Retail lending | Other overseas
Financial assets
Loans	457	863	683	657	$ 1,120
Gross amount | Retail lending | Within 1 Year | Australia
Financial assets
Loans	16,491
Gross amount | Retail lending | Over 1 Year to 5 Years | Australia
Financial assets
Loans	10,468
Gross amount | Retail lending | Over 5 Years | Australia
Financial assets
Loans	427,474
Gross amount | Other | Australia
Financial assets
Loans	5,706
Gross amount | Other | New Zealand
Financial assets
Loans	190	95
Gross amount | Other | Other overseas
Financial assets
Loans	18	$ 65	$ 178	$ 76
Gross amount | Other | Within 1 Year | Australia
Financial assets
Loans	748
Gross amount | Other | Over 1 Year to 5 Years | Australia
Financial assets
Loans	3,886
Gross amount | Other | Over 5 Years | Australia
Financial assets
Loans	$ 1,072